Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
1 / December 2023
Issues
Maturity
Date
Principal
Amount Value
BONDS – 95 .01%
ASSET-BACKED SECURITIES — 4 .53% **
Academic Loan Funding Trust,
Series 2012-1A, Class A2
(SOFR30A plus 1.21%)
6.54% 12/27/44
1,2
$ 385,048 $ 379,687
Allegro CLO VI Ltd.,
Series 2017-2A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.76%)
7.16% 01/17/31
1,2,3
1,750,000 1,742,918
Allegro CLO VIII Ltd.,
Series 2018-2A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.36%)
6.76% 07/15/31
1,2,3
2,379,251 2,377,847
Cedar Funding XII CLO Ltd.,
Series 2020-12A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.39%)
6.77% 10/25/34
1,2,3
2,000,000 1,996,800
CIT Education Loan Trust,
Series 2007-1, Class A
(SOFR90A plus 0.35%)
5.70% 03/25/42
1,2
147,807 140,222
Clover CLO Ltd.,
Series 2019-2A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.24% 10/25/33
1,2,3
2,100,000 2,093,679
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.16%)
6.56% 04/15/29
1,2,3
1,317,022 1,314,717
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
1,3
97,485 95,916
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
314,913 285,744
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61% 01/17/73
1
566,837 501,054
Lucali CLO Ltd.,
Series 2020-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.26% 01/15/33
1,2,3
775,000 772,706
Madison Park Funding XXV Ltd.,
Series 2017-25A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.23%)
6.61% 04/25/29
1,2,3
1,861,335 1,859,753
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust,
Series 2014-1, Class A3
(SOFR30A plus 0.62%)
5.96% 06/25/31
2
$ 376,750 $ 364,672
Navient Student Loan Trust,
Series 2014-3, Class A
(SOFR30A plus 0.73%)
6.07% 03/25/83
2
1,145,651 1,119,646
Navient Student Loan Trust,
Series 2014-4, Class A
(SOFR30A plus 0.73%)
6.07% 03/25/83
2
1,028,288 1,004,027
Navient Student Loan Trust,
Series 2016-2A, Class A3
(SOFR30A plus 1.61%)
6.95% 06/25/65
1,2
1,266,269 1,282,741
Nelnet Student Loan Trust,
Series 2014-4A, Class A2
(SOFR30A plus 1.06%)
6.40% 11/25/48
1,2
1,226,006 1,215,892
Neuberger Berman CLO XX Ltd.,
Series 2015-20A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.42%)
6.82% 07/15/34
1,2,3
1,915,000 1,913,573
OCP CLO Ltd.,
Series 2020-19A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.41%)
6.83% 10/20/34
1,2,3
1,750,000 1,748,306
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.42%)
6.82% 07/15/36
1,2,3
2,000,000 2,000,366
Progress Residential Trust,
Series 2021-SFR8, Class D
2.08% 10/17/38
1
1,150,000 1,026,427
Recette CLO Ltd.,
Series 2015-1A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.34%)
6.76% 04/20/34
1,2,3
1,875,000 1,871,606
Regata XII Funding Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.26% 10/15/32
1,2,3
2,100,000 2,089,450
Rockford Tower CLO Ltd.,
Series 2019-2A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.36%)
6.73% 08/20/32
1,2,3
2,000,000 1,999,830
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5,6
1,930,881 1,746,316

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust,
Series 2004-1, Class B
(SOFR90A plus 0.55%)
5.89% 08/15/31
2
$ 73,166 $ 62,028
SLC Student Loan Trust,
Series 2008-1, Class A4A
(SOFR90A plus 1.86%)
7.21% 12/15/32
2
135,679 136,845
SLM Student Loan Trust,
Series 2004-2, Class B
(SOFR90A plus 0.73%)
6.07% 07/25/39
2
100,116 92,583
SLM Student Loan Trust,
Series 2006-8, Class A6
(SOFR90A plus 0.42%)
5.76% 01/25/41
2
706,789 683,971
SLM Student Loan Trust,
Series 2008-2, Class B
(SOFR90A plus 1.46%)
6.80% 01/25/83
2
185,000 172,163
SLM Student Loan Trust,
Series 2008-3, Class B
(SOFR90A plus 1.46%)
6.80% 04/26/83
2
185,000 174,745
SLM Student Loan Trust,
Series 2008-4, Class B
(SOFR90A plus 2.11%)
7.45% 04/25/73
2
185,000 181,672
SLM Student Loan Trust,
Series 2008-5, Class B
(SOFR90A plus 2.11%)
7.45% 07/25/73
2
2,235,000 2,202,120
SLM Student Loan Trust,
Series 2008-6, Class A4
(SOFR90A plus 1.36%)
6.70% 07/25/23
2
1,212,322 1,196,377
SLM Student Loan Trust,
Series 2008-6, Class B
(SOFR90A plus 2.11%)
7.45% 07/26/83
2
185,000 171,811
SLM Student Loan Trust,
Series 2008-7, Class B
(SOFR90A plus 2.11%)
7.45% 07/26/83
2
185,000 172,957
SLM Student Loan Trust,
Series 2009-3, Class A
(SOFR30A plus 0.86%)
6.20% 01/25/45
1,2
1,940,169 1,906,540
SLM Student Loan Trust,
Series 2011-2, Class A2
(SOFR30A plus 1.31%)
6.65% 10/25/34
2
288,502 288,172
SLM Student Loan Trust,
Series 2012-7, Class A3
(SOFR30A plus 0.76%)
6.10% 05/26/26
2
428,670 412,677
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61% 01/16/46
1
$ 393,662 $ 393,662
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
450,000 415,850
Velocity Commercial Capital Loan Trust,
Series 2019-1, Class A
3.76% 03/25/49
1,5
1,604,207 1,500,835
Voya CLO Ltd.,
Series 2014-4A, Class A2RA
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.26% 07/14/31
1,2,3
1,650,000 1,647,172
Total Asset-Backed Securities
(Cost $45,216,666) 44,756,075
BANK LOANS — 0 .97% *
Communications — 0 .09%
Charter Communications Operating LLC,
Term Loan B2, 1st Lien
(SOFR plus 1.75%)
7.13% 02/01/27
2
95,990 96,110
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
7.98% 04/15/27
2
96,977 92,048
Frontier Communications Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.62% 10/08/27
2
46,286 46,112
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(SOFR plus 1.85%)
7.21% 04/11/25
2
133,016 133,384
Virgin Media Bristol LLC,
Term Loan Y, 1st Lien
(SOFR plus 3.35%)
8.79% 03/31/31
2
150,000 149,719
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.47% 03/09/27
2
400,395 345,204
(SOFR plus 4.33%)
9.68% 03/09/27
2
62,834 54,175
916,752
Consumer Discretionary — 0 .05%
City Brewing Co. LLC,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
8.32% 04/05/28
2
106,270 84,484
Naked Juice, LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.35%)
8.70% 01/24/29
2,3
187,517 181,827

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
3 / December 2023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Term Loan, 2nd Lien
(SOFR plus 6.10%)
11.00% 01/24/30
2
$ 57,817 $ 47,085
Osmosis Buyer Ltd.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.09% 07/31/28
2
71,641 71,785
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(SOFR plus 3.60%)
8.95% 10/01/26
2
83,851 84,398
469,579
Entertainment — 0 .07%
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.85%)
7.19% 08/01/27
2
614,636 611,649
William Morris Endeavor Entertainment LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.86%)
8.22% 05/16/25
2
61,248 61,488
673,137
Finance — 0 .07%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B6, 1st Lien
(SOFR plus 2.50%)
7.86% 06/22/28
2
226,625 227,399
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.10% 04/09/27
2
128,856 127,890
Mozart Borrower, LP,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.47% 10/23/28
2
98,250 98,856
Setanta Aircraft Leasing DAC,
Term Loan B, 1st Lien
(SOFR plus 2.26%)
7.61% 11/06/28
2
275,000 276,184
730,329
Food — 0 .01%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.22% 10/01/25
2
14,635 14,074
Froneri U.S., Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.35%)
7.71% 01/29/27
2
41,387 41,482
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Food (continued)
H-Food Holdings LLC,
Term Loan, 1st Lien
(SOFR plus 3.95%)
9.34% 05/23/25
2
$ 24,190 $ 19,466
75,022
Gaming — 0 .04%
Penn National Gaming, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
7.66% 05/03/29
2
46,768 46,938
Scientific Games International, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.10%)
8.46% 04/16/29
2,3
314,462 315,837
362,775
Health Care — 0 .15%
Avantor Funding, Inc.,
Term Loan B5, 1st Lien
(SOFR plus 2.35%)
7.71% 11/08/27
2
135,387 135,858
Bausch + Lomb Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.35%)
8.71% 05/10/27
2,3
89,860 89,130
Term Loan, 1st Lien (Canada)
(SOFR plus 4.00%)
9.36% 09/14/28
2,3
65,797 65,879
Genesee & Wyoming, Inc.,
Term Loan, 1st Lien
(SOFR plus 2.10%)
7.45% 12/30/26
2
26,234 26,326
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.15%)
7.37% 11/15/27
2
349,091 349,527
ICON Luxembourg SARL,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 2.51%)
7.86% 07/03/28
2,3
72,187 72,537
Jazz Financing Lux SARL,
Term Loan B, 1st Lien
(SOFR plus 3.61%)
8.97% 05/05/28
2
323,550 325,639
Organon & Co.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
7.75% 06/02/28
2
200,000 200,751
Peraton Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.21% 02/01/28
2
182,751 183,436

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 4
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
PRA Health Sciences, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.51%)
7.86% 07/03/28
2
$ 17,986 $ 18,073
Star Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.35% 09/28/30
2
47,650 47,206
1,514,362
Industrials — 0 .10%
ASP Blade Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
9.61% 10/16/28
2
49,525 44,418
Berry Global, Inc.,
Term Loan AA, 1st Lien
(SOFR plus 1.86%)
7.22% 07/01/29
2
671,118 672,726
Coherent Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.86%)
7.38% - 7.67% 07/02/29
2
31,629 31,807
Filtration Group Corp.,
Term Loan, 1st Lien
(SOFR plus 4.36%)
9.72% 10/21/28
2
28,908 29,070
Patriot Container Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.21% 03/20/25
2
29,777 28,616
TransDigm, Inc.,
Term Loan I, 1st Lien
(SOFR plus 3.25%)
8.60% 08/24/28
2
154,769 155,667
962,304
Information Technology — 0 .23%
Arches Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.71% 12/06/27
2
51,809 50,819
Athenahealth Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.25% 02/15/29
2
34,006 33,904
Buzz Merger Sub Ltd.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
8.21% 01/29/27
2
54,465 54,703
Central Parent LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.35% 07/06/29
2
78,323 78,857
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
EagleView Technology Co.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
9.11% 08/14/25
2
$ 154,801 $ 151,415
Entegris, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.85% - 7.86% 07/06/29
2
17,299 17,385
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
9.45% 10/01/27
2
196,456 191,544
MH Sub I LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.61% 05/03/28
2
37,013 36,458
NortonLifeLock, Inc.,
Term Loan A2, 1st Lien
(SOFR plus 1.60%)
6.96% 09/10/27
2
152,613 152,375
Open Text Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 1.85%)
7.21% 05/30/25
2,3
73,087 73,300
(SOFR plus 2.85%)
8.21% 01/31/30
2,3
162,457 163,027
Oracle Corp.,
Term Loan A1, 1st Lien
(SOFR plus 0.60%)
6.46% 08/16/27
2
556,429 555,038
Proofpoint, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.36%)
8.72% 08/31/28
2,3
22,130 22,168
Renaissance Holding Corp.,
Term Loan, 1st Lien
(SOFR plus 4.75%)
10.11% 04/05/30
2
77,275 77,650
Sophia LP,
Term Loan B, 1st Lien
(SOFR plus 3.60%)
8.96% 10/07/27
2
87,944 88,240
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
9.62% 03/03/28
2
225,906 199,443
SS&C Technologies Holdings, Inc.,
Term Loan B5, 1st Lien
(SOFR plus 1.86%)
7.22% 04/16/25
2
363,950 364,826
2,311,152

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
5 / December 2023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Insurance — 0 .03%
Acrisure LLC,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
9.15% 02/15/27
2
$ 244,911 $ 244,846
Asurion LLC,
Term Loan B8, 1st Lien
(SOFR plus 3.36%)
8.72% 12/23/26
2
60,041 60,008
304,854
Materials — 0 .02%
Chemours Co. (The),
Term Loan B3, 1st Lien
(SOFR plus 3.50%)
8.86% 08/18/28
2
187,674 187,862
Retail — 0 .02%
1011778 BC Unlimited Liability Co.,
Term Loan B5, 1st Lien (Canada)
(SOFR plus 2.25%)
7.61% 09/23/30
2,3
95,551 95,705
KFC Holding Co.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
7.22% 03/15/28
2
81,123 81,317
177,022
Services — 0 .09%
Amentum Government Services Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 4.11%)
8.63% 01/29/27
2
282,542 283,336
Element Materials Technology Group U.S. Holdings, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 4.35%)
9.70% 07/06/29
2
19,491 19,369
Term Loan B, 1st Lien
(SOFR plus 4.35%)
9.70% 07/06/29
2
42,230 41,966
GTCR W Merger Sub LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.33% 09/20/30
2
145,743 146,563
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.86%)
9.22% 12/15/28
2
62,227 61,897
Trans Union LLC,
Term Loan B6, 1st Lien (Luxembourg)
(SOFR plus 2.36%)
7.72% 12/01/28
2,3
153,579 154,280
TruGreen LP,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
9.46% 11/02/27
2
185,241 179,266
886,677
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Transportation — 0 .00%
United Airlines, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.56% 04/21/28
2
$ 30,768 $ 30,922
Total Bank Loans
(Cost $9,538,241) 9,602,749
CORPORATES — 23 .98% *
Banking — 6 .03%
Bank of America Corp.
2.69% 04/22/32
5
1,550,000 1,310,383
3.42% 12/20/28
5
860,000 809,992
Bank of America Corp.
(MTN)
1.92% 10/24/31
5
1,135,000 923,160
2.09% 06/14/29
5
3,895,000 3,439,144
2.55% 02/04/28
5
160,000 148,408
2.97% 02/04/33
5
690,000 587,347
3.09% 10/01/25
5
93,000 91,212
3.82% 01/20/28
5
605,000 581,665
Bank of America Corp.,
Series N
1.66% 03/11/27
5
3,725,000 3,451,172
Bank of New York Mellon Corp. (The)
(MTN)
3.44% 02/07/28
5
1,110,000 1,069,533
HSBC Holdings PLC
(United Kingdom)
1.59% 05/24/27
3,5
1,730,000 1,587,487
2.01% 09/22/28
3,5
1,705,000 1,518,879
2.21% 08/17/29
3,5
1,195,000 1,043,852
2.80% 05/24/32
3,5
720,000 601,732
4.76% 06/09/28
3,5
1,240,000 1,223,156
JPMorgan Chase & Co.
0.97% 06/23/25
5
755,000 737,605
1.58% 04/22/27
5
1,035,000 955,544
2.07% 06/01/29
5
30,000 26,627
2.58% 04/22/32
5
630,000 533,546
4.01% 04/23/29
5
3,055,000 2,941,806
Lloyds Banking Group PLC
(United Kingdom)
3.57% 11/07/28
3,5
915,000 861,538
4.72% 08/11/26
3,5
1,036,000 1,022,772
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,5
385,000 383,654
PNC Financial Services Group, Inc. (The)
5.07% 01/24/34
5
590,000 577,787
5.58% 06/12/29
5
460,000 469,427
6.88% 10/20/34
5
2,410,000 2,678,782
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,5
3,460,000 3,421,490
1.67% 06/14/27
3,5
435,000 396,131
2.47% 01/11/28
3,5
1,245,000 1,135,592

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
U.S. Bancorp
4.84% 02/01/34
5
$ 2,765,000 $ 2,654,843
5.84% 06/12/34
5
1,050,000 1,084,822
UBS Group AG
(Switzerland)
1.31% 02/02/27
1,3,5
5,140,000 4,709,525
2.88% 04/02/32
3,5
400,000 413,437
3.09% 05/14/32
1,3,5
880,000 750,548
3.87% 01/12/29
1,3,5
145,000 136,818
4.19% 04/01/31
1,3,5
5,345,000 4,981,489
7.75% 03/01/29
3,5
525,000 669,148
Wells Fargo & Co.
5.39% 04/24/34
5
335,000 336,629
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
5
305,000 293,683
2.39% 06/02/28
5
5,445,000 4,989,589
3.35% 03/02/33
5
2,955,000 2,585,736
4.90% 07/25/33
5
495,000 482,497
5.57% 07/25/29
5
895,000 915,695
59,533,882
Communications — 1 .36%
Cable One, Inc.
4.00% 11/15/30
1
1,000,000 820,000
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30% 02/01/32 825,000 657,406
2.80% 04/01/31 1,825,000 1,542,429
CSC Holdings LLC
4.50% 11/15/31
1
500,000 378,610
5.38% 02/01/28
1
275,000 243,175
6.50% 02/01/29
1
924,000 816,257
7.50% 04/01/28
1
90,000 67,414
Frontier Communications Holdings LLC
8.63% 03/15/31
1
900,000 918,423
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38% 10/07/30
3
925,000 925,732
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
1,3
338,000 323,989
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
1
750,000 586,794
Sprint Capital Corp.
8.75% 03/15/32 745,000 920,401
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
56,875 56,412
5.15% 03/20/28
1
1,517,250 1,511,216
T-Mobile USA, Inc.
2.25% 02/15/26 700,000 663,790
3.75% 04/15/27 2,275,000 2,208,174
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
VZ Secured Financing BV
(Netherlands)
5.00% 01/15/32
1,3
$ 300,000 $ 257,517
VZ Secured Financing BV,
Series REGS
(Netherlands)
3.50% 01/15/32
3
500,000 489,009
13,386,748
Consumer Discretionary — 1 .17%
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
1,3
1,045,000 1,031,266
BAT Capital Corp.
2.73% 03/25/31 555,000 466,051
3.46% 09/06/29 1,570,000 1,447,540
3.56% 08/15/27 145,000 138,570
4.39% 08/15/37 460,000 385,816
BAT International Finance PLC
(United Kingdom)
1.67% 03/25/26
3
330,000 306,650
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
1,3
1,000,000 985,309
6.13% 07/27/27
1,3
385,000 395,506
JDE Peet's NV
(Netherlands)
0.80% 09/24/24
1,3
1,650,000 1,587,525
Spectrum Brands, Inc.
3.88% 03/15/31
1
210,000 190,870
Triton Water Holdings, Inc.
6.25% 04/01/29
1
775,000 679,094
WarnerMedia Holdings, Inc.
4.28% 03/15/32 4,320,000 3,953,813
11,568,010
Diversified REITs — 1 .03%
American Tower Corp.
0.88% 05/21/29 515,000 496,813
1.00% 01/15/32 510,000 462,324
2.30% 09/15/31 745,000 616,476
CapitaLand Ascendas REIT
(EMTN)
(Slovenia)
0.75% 06/23/28
3
375,000 355,035
Crown Castle, Inc.
2.50% 07/15/31 1,333,000 1,112,696
Digital Dutch Finco BV
(Netherlands)
1.25% 02/01/31
3
1,185,000 1,097,547
Digital Intrepid Holding BV
(Netherlands)
0.63% 07/15/31
3
245,000 213,282
GLP Capital LP/GLP Financing II, Inc.
4.00% 01/15/30 180,000 164,610
4.00% 01/15/31 505,000 455,297

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
7 / December 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Diversified REITs (continued)
5.38% 04/15/26 $ 848,000 $ 843,287
5.75% 06/01/28 1,465,000 1,479,328
VICI Properties LP
4.95% 02/15/30 165,000 160,430
VICI Properties LP/VICI Note Co., Inc.
3.88% 02/15/29
1
1,675,000 1,540,013
4.13% 08/15/30
1
20,000 18,282
4.50% 01/15/28
1
605,000 577,542
4.63% 06/15/25
1
60,000 58,983
5.75% 02/01/27
1
540,000 542,817
10,194,762
Electric — 1 .48%
Alliant Energy Finance LLC
5.95% 03/30/29
1
1,085,000 1,130,042
Alliant Energy Finance, LLC
3.60% 03/01/32
1
1,625,000 1,434,252
Appalachian Power Co.,
Series H
5.95% 05/15/33 350,000 367,357
Appalachian Power Co.,
Series X
3.30% 06/01/27 410,000 389,054
Black Hills Corp.
5.95% 03/15/28 1,765,000 1,830,921
Duke Energy Corp.
2.65% 09/01/26 30,000 28,487
Duke Energy Florida LLC
5.88% 11/15/33 245,000 264,719
Eversource Energy
4.60% 07/01/27 1,295,000 1,286,717
FirstEnergy Transmission LLC
2.87% 09/15/28
1
853,000 774,244
Jersey Central Power & Light Co.
4.70% 04/01/24
1
995,000 991,577
Metropolitan Edison Co.
4.00% 04/15/25
1
770,000 749,931
4.30% 01/15/29
1
550,000 533,525
Pennsylvania Electric Co.
5.15% 03/30/26
1
500,000 499,507
Public Service Co. of New Mexico
3.85% 08/01/25 1,405,000 1,369,139
Southwestern Electric Power Co.
5.30% 04/01/33 1,030,000 1,033,709
TenneT Holding BV
(EMTN)
(Netherlands)
4.50% 10/28/34
3
1,565,000 1,929,906
14,613,087
Energy — 1 .01%
Boston Gas Co.
3.76% 03/16/32
1
2,400,000 2,141,226
East Ohio Gas Co. (The)
2.00% 06/15/30
1
1,020,000 845,645
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Energy Transfer LP
4.95% 05/15/28 $ 750,000 $ 747,857
Energy Transfer Operating LP
5.25% 04/15/29 1,145,000 1,154,579
National Gas Transmission PLC,
(EMTN)
(United Kingdom)
4.25% 04/05/30
3
455,000 522,364
Petroleos Mexicanos
(Mexico)
5.95% 01/28/31
3
1,085,000 867,723
6.35% 02/12/48
3
125,000 79,886
Rockies Express Pipeline LLC
4.80% 05/15/30
1
400,000 368,000
4.95% 07/15/29
1
1,000,000 958,562
Southern Co. Gas Capital Corp.
5.75% 09/15/33 560,000 588,985
TransCanada PipeLines Ltd.
(Canada)
2.50% 10/12/31
3
445,000 372,796
4.63% 03/01/34
3
745,000 706,120
Venture Global Calcasieu Pass LLC
6.25% 01/15/30
1
150,000 149,437
Venture Global LNG, Inc.
9.50% 02/01/29
1
484,000 512,332
10,015,512
Finance — 3 .82%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
2,045,000 1,894,908
3.00% 10/29/28
3
421,000 384,574
Air Lease Corp.
3.25% 03/01/25 820,000 798,481
3.25% 10/01/29 525,000 475,328
3.63% 12/01/27 355,000 336,645
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
1,558,000 1,381,730
2.88% 02/15/25
1,3
1,160,000 1,122,171
Citigroup, Inc.
2.52% 11/03/32
5
3,285,000 2,706,299
2.57% 06/03/31
5
285,000 243,598
2.98% 11/05/30
5
290,000 258,770
3.06% 01/25/33
5
585,000 500,158
3.52% 10/27/28
5
1,505,000 1,424,327
Durrah MSN 35603
(Cayman Islands)
1.68% 01/22/25
3
723,829 705,909
EverBank Financial Corp.
5.75% 07/02/25 1,150,000 1,065,079
GGAM Finance Ltd.
(Cayman Islands)
8.00% 02/15/27
1,3
210,000 215,521
8.00% 06/15/28
1,3
457,000 470,710

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Goldman Sachs Group, Inc. (The)
2.65% 10/21/32
5
$ 2,845,000 $ 2,371,769
3.75% 02/25/26 20,000 19,545
3.81% 04/23/29
5
2,555,000 2,433,223
(SOFR Rate plus 0.49%)
5.86% 10/21/24
2
840,000 839,058
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25% 05/15/27 526,000 476,687
9.75% 01/15/29
1
250,000 255,514
JPMorgan Chase & Co.
0.56% 02/16/25
5
910,000 903,915
1.04% 02/04/27
5
1,465,000 1,346,898
1.56% 12/10/25
5
2,280,000 2,195,476
1.95% 02/04/32
5
890,000 723,709
Morgan Stanley
2.48% 09/16/36
5
620,000 492,522
Morgan Stanley
(GMTN)
1.51% 07/20/27
5
175,000 159,966
2.24% 07/21/32
5
1,335,000 1,091,523
2.95% 05/07/32
5
415,000 434,296
Morgan Stanley
(MTN)
1.16% 10/21/25
5
4,790,000 4,612,991
1.93% 04/28/32
5
765,000 613,996
2.63% 02/18/26
5
860,000 832,760
Nationwide Building Society
(United Kingdom)
2.97% 02/16/28
1,3,5
2,250,000 2,093,397
Park Aerospace Holdings Ltd.
(Cayman Islands)
5.50% 02/15/24
1,3
40,000 39,929
Sandalwood 2013 LLC
2.90% 07/10/25 557,146 545,655
UBS Group AG
(Switzerland)
1.36% 01/30/27
1,3,5
1,000,000 917,393
Vonovia SE
(Georgia)
1.00% 06/16/33
3
300,000 252,648
Vonovia SE,
(EMTN)
(Georgia)
5.00% 11/23/30
3
100,000 117,100
37,754,178
Food — 0 .58%
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg Sarl
(Canada)
6.75% 03/15/34
1,3
2,030,000 2,137,805
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.00% 02/02/29
3
1,435,000 1,262,304
3.00% 05/15/32
3
1,185,000 963,972
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Food (continued)
Pilgrim's Pride Corp.
3.50% 03/01/32 $ 925,000 $ 784,330
6.25% 07/01/33 580,000 597,567
5,745,978
Health Care — 2 .82%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
1,3
610,000 595,271
AbbVie, Inc.
3.60% 05/14/25 1,152,000 1,132,187
3.85% 06/15/24 1,342,000 1,331,805
Aetna, Inc.
3.50% 11/15/24 1,250,000 1,229,527
Alcon Finance Corp.
2.75% 09/23/26
1
2,300,000 2,161,928
Bayer U.S. Finance II LLC
4.38% 12/15/28
1
2,914,000 2,771,863
5.50% 08/15/25
1
1,100,000 1,089,008
Bayer U.S. Finance LLC
3.38% 10/08/24
1
1,020,000 1,000,789
6.50% 11/21/33
1
520,000 536,434
Baylor Scott & White Holdings
2.65% 11/15/26 1,530,000 1,442,313
Becton Dickinson & Co.
3.36% 06/06/24 589,000 583,338
Catalent Pharma Solutions, Inc.,
Series REGS
2.38% 03/01/28 765,000 737,058
Centene Corp.
3.00% 10/15/30 2,000,000 1,734,607
4.25% 12/15/27 445,000 429,119
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 1,540,000 1,362,022
Fresenius Finance Ireland PLC
(EMTN)
(Ireland)
0.88% 10/01/31
3
550,000 493,222
HCA, Inc.
5.25% 04/15/25 865,000 864,585
5.88% 02/15/26 2,530,000 2,545,711
5.88% 02/01/29 1,000,000 1,032,832
7.05% 12/01/27 80,000 84,909
Humana, Inc.
3.85% 10/01/24 860,000 849,543
IQVIA, Inc.
5.70% 05/15/28
1
1,725,000 1,761,421
6.25% 02/01/29
1
120,000 125,383
Kedrion SpA
(Italy)
6.50% 09/01/29
1,3
700,000 640,500
Medtronic Global Holdings SCA
(Luxembourg)
3.38% 10/15/34
3
300,000 334,888
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
1
720,000 589,753

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
9 / December 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Sartorius Finance BV
(Netherlands)
4.50% 09/14/32
3
$ 300,000 $ 345,712
27,805,728
Health Care REITs — 0 .41%
Healthcare Reality Holdings LP
3.50% 08/01/26 225,000 215,166
Healthcare Realty Holdings LP
3.63% 01/15/28 911,000 840,946
3.88% 05/01/25 1,255,000 1,220,952
Physicians Realty LP
3.95% 01/15/28 1,223,000 1,165,190
4.30% 03/15/27 590,000 575,149
4,017,403
Hotel & Resort REITs — 0 .07%
Host Hotels & Resorts LP,
Series H
3.38% 12/15/29 758,000 683,008
Industrial REITs — 0 .24%
LXP Industrial Trust
6.75% 11/15/28 975,000 1,026,346
Prologis Euro Finance LLC
0.50% 02/16/32 625,000 541,448
0.63% 09/10/31 150,000 135,581
Rexford Industrial Realty LP
2.15% 09/01/31 135,000 108,500
SELP Finance SARL
(Luxembourg)
0.88% 05/27/29
3
555,000 523,109
2,334,984
Industrials — 0 .74%
Amcor Finance USA, Inc.
3.63% 04/28/26 1,950,000 1,886,035
Artera Services LLC
9.03% 12/04/25
1
227,000 215,515
BAE Systems Holdings, Inc.
3.80% 10/07/24
1
630,000 621,737
Berry Global, Inc.
1.50% 01/15/27
1
690,000 715,494
1.65% 01/15/27 95,000 85,601
4.88% 07/15/26
1
1,055,000 1,037,413
Boeing Co. (The)
1.43% 02/04/24 1,300,000 1,295,146
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.74%)
6.12% 08/15/36
2
1,115,000 1,018,357
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.38% 04/30/25
1,3
410,000 400,048
7,275,346
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Information Technology — 0 .13%
Apple, Inc.
3.25% 02/23/26 $ 20,000 $ 19,521
NCR Voyix Corp.
5.25% 10/01/30
1
240,000 220,714
Open Text Corp.
(Canada)
6.90% 12/01/27
1,3
250,000 259,375
VMware LLC,
1.00% 08/15/24 815,000 791,735
1,291,345
Insurance — 0 .85%
Athene Global Funding
1.99% 08/19/28
1
2,555,000 2,209,455
3.21% 03/08/27
1
530,000 486,964
Brown & Brown, Inc.
4.20% 03/17/32 317,000 290,594
Equitable Financial Life Global Funding
1.30% 07/12/26
1
1,190,000 1,073,470
Metropolitan Life Global Funding I
3.30% 03/21/29
1
1,200,000 1,116,078
Nationwide Mutual Insurance Co.
7.94% 12/15/24
1,5
1,212,000 1,210,977
Trinity Acquisition PLC
(United Kingdom)
4.40% 03/15/26
3
1,385,000 1,370,267
Willis North America, Inc.
4.65% 06/15/27 585,000 580,278
8,338,083
Materials — 0 .29%
International Flavors & Fragrances, Inc.
1.23% 10/01/25
1
950,000 879,723
1.83% 10/15/27
1
605,000 530,677
2.30% 11/01/30
1
1,805,000 1,494,000
2,904,400
Office REITs — 0 .24%
Hudson Pacific Properties LP
3.25% 01/15/30 310,000 233,103
3.95% 11/01/27 385,000 322,744
4.65% 04/01/29 1,435,000 1,165,832
Kilroy Realty LP
4.25% 08/15/29 721,000 666,057
2,387,736
Real Estate Investment Trust (REIT) — 0 .14%
American Tower Corp.
5.25% 07/15/28 400,000 406,860
Annington Funding PLC
(EMTN)
(United Kingdom)
3.18% 07/12/29
3
200,000 228,331
Realty Income Corp.
5.13% 07/06/34 565,000 690,379

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 10
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Vonovia Finance BV
(Netherlands)
2.25% 04/07/30
3
$ 100,000 $ 99,540
1,425,110
Residential REITs — 0 .20%
American Homes 4 Rent LP
3.63% 04/15/32 815,000 731,833
Invitation Homes Operating Partnership LP
2.00% 08/15/31 975,000 777,140
4.15% 04/15/32 535,000 492,080
2,001,053
Retail — 0 .24%
7-Eleven, Inc.
0.80% 02/10/24
1
1,565,000 1,556,238
Ferrellgas LP/Ferrellgas Finance Corp.
5.88% 04/01/29
1
125,000 118,387
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75% 01/15/30
1
342,000 302,164
Michaels Cos., Inc. (The)
5.25% 05/01/28
1
405,000 320,489
Raising Cane's Restaurants LLC
9.38% 05/01/29
1
75,000 80,079
2,377,357
Services — 0 .22%
Global Payments, Inc.
4.88% 03/17/31 200,000 232,351
5.30% 08/15/29 1,240,000 1,249,873
Upbound Group, Inc.
6.38% 02/15/29
1
100,000 94,277
WASH Multifamily Acquisition, Inc.
5.75% 04/15/26
1
70,000 68,050
Worldline SA
(France)
0.00% 07/30/26
3,7
5,000 497,126
2,141,677
Specialized REITs — 0 .61%
Annington Funding PLC
(EMTN)
(United Kingdom)
2.31% 10/06/32
3
560,000 557,351
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.00% 05/04/28
3
325,000 301,565
1.63% 04/20/30
3
235,000 208,261
1.75% 03/12/29
3
415,000 386,746
CubeSmart LP
3.00% 02/15/30 220,000 194,538
4.38% 02/15/29 673,000 652,814
Extra Space Storage LP
2.20% 10/15/30 1,149,000 957,411
2.55% 06/01/31 163,000 135,677
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Specialized REITs (continued)
3.88% 12/15/27 $ 915,000 $ 874,513
3.90% 04/01/29 1,650,000 1,567,177
Public Storage Operating Co.
0.50% 09/09/30 225,000 206,122
6,042,175
Transportation — 0 .25%
Canadian Pacific Railway Co.
(Canada)
1.35% 12/02/24
3
490,000 472,632
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 212,414 214,434
U.S. Airways Pass-Through Trust,
Series 2012-2, Class A
4.63% 06/03/25 206,681 201,818
United Airlines Pass-Through Trust,
Series 2023-1, Class A
5.80% 01/15/36 1,500,000 1,523,854
2,412,738
Water — 0 .05%
Thames Water Utilities Finance PLC
(EMTN)
(United Kingdom)
4.38% 01/18/31
3
490,000 513,174
Total Corporates
(Cost $238,261,974) 236,763,474
MORTGAGE-BACKED — 23 .51% **
Non-Agency Commercial Mortgage-Backed — 2 .59%
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2021-FL2, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.21%)
6.58% 05/15/36
1,2,3
1,688,000 1,679,824
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.09% 08/10/38
1,5
1,095,000 1,012,260
BX Commercial Mortgage Trust,
Series 2019-XL, Class A
(CME Term SOFR 1-Month plus 1.03%)
6.40% 10/15/36
1,2
892,051 889,923
BX Trust,
Series 2019-OC11, Class A
3.20% 12/09/41
1
375,000 331,337
BXSC Commercial Mortgage Trust,
Series 2022-WSS, Class D
(CME Term SOFR 1-Month plus 3.19%)
8.55% 03/15/35
1,2
1,550,000 1,533,908
Century Plaza Towers,
Series 2019-CPT, Class A
2.87% 11/13/39
1
715,000 603,393
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class A5
3.62% 02/10/49 3,250,000 3,101,131

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
11 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Citigroup Commercial Mortgage Trust,
Series 2016-GC37, Class A4
3.31% 04/10/49 $ 1,000,000 $ 952,784
Commercial Mortgage Trust,
Series 2014-UBS2, Class XA (IO)
0.94% 03/10/47
5
7,187,382 416
Credit Suisse Mortgage Capital Trust,
Series 2019-ICE4, Class E
(CME Term SOFR 1-Month plus 2.20%)
7.56% 05/15/36
1,2
1,820,471 1,810,996
DC Office Trust,
Series 2019-MTC, Class A
2.97% 09/15/45
1
765,000 632,504
Frost CMBS DAC,
Series 2021-1X, Class EUA
(Ireland)
(3-Month Euribor plus 1.15%)
5.15% 11/20/33
2,3
1,331,471 1,403,488
GPMT Ltd.,
Series 2021-FL4, Class AS
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.81%)
7.17% 12/15/36
1,2,3
2,380,000 2,308,539
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23% 07/10/39
1
760,000 673,818
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
2.94% 12/10/41
1,5
765,000 663,193
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C29, Class XA (IO)
0.54% 05/15/48
5
19,625,013 107,991
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-OSB, Class A
3.40% 06/05/39
1
740,000 666,950
Last Mile Logistics Pan Euro Finance DAC,
Series 1A, Class A
(Ireland)
(3-Month Euribor plus 0.75%)
4.74% 08/17/33
1,2,3
2,338,773 2,522,860
Last Mile Securities PE 2021 DAC,
Series 2021-1A, Class A1
(Ireland)
(3-Month Euribor plus 0.90%)
4.89% 08/17/31
1,2,3
2,172,553 2,343,029
MKT Mortgage Trust,
Series 2020-525M, Class A
2.69% 02/12/40
1
520,000 400,577
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52% 09/15/54
1
960,000 813,724
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,5
45,000 32,097
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Taurus UK DAC,
Series 2021-UK4X, Class D
(Ireland)
(SONIA plus 2.10%)
7.32% 08/17/31
2,3
$ 651,719 $ 789,706
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class XA (IO)
1.18% 02/15/48
5
29,592,036 254,739
25,529,187
Non-Agency Mortgage-Backed — 6 .34%
ACE Securities Corp. Home Equity Loan Trust,
Series 2005-HE2, Class M5
(CME Term SOFR 1-Month plus 1.13%)
6.49% 04/25/35
2
1,929,118 1,886,185
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W3, Class M1
(CME Term SOFR 1-Month plus 0.77%)
6.13% 11/25/35
2
4,227,599 4,079,785
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE9, Class M1
(CME Term SOFR 1-Month plus 1.09%)
6.45% 12/25/34
2
291,353 264,333
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50% 06/25/32 3,393 3,376
Banc of America Funding Trust,
Series 2014-R6, Class 2A11
5.72% 07/26/36
1,5
1,700,000 1,372,921
Bear Stearns ALT-A Trust,
Series 2004-12, Class 1M1
(CME Term SOFR 1-Month plus 1.04%)
6.40% 01/25/35
2
1,104,547 1,104,892
Chevy Chase Mortgage Funding LLC, Mortgage-Backed
Certificates,
Series 2005-2A, Class A1
(CME Term SOFR 1-Month plus 0.29%)
5.65% 05/25/36
1,2
33,186 29,731
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,5
2,063,547 1,817,416
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT1, Class M1
(CME Term SOFR 1-Month plus 0.74%)
6.10% 02/25/35
2
3,288,295 3,007,882
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH1, Class M5
(CME Term SOFR 1-Month plus 0.89%)
6.25% 01/25/36
2
899,199 894,262
Countrywide Asset-Backed Certificates Trust,
Series 2005-7, Class MV5
(CME Term SOFR 1-Month plus 1.24%)
6.60% 11/25/35
2
3,803,462 3,719,322

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 12
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
5.36% 08/25/34
5
$ 49,844 $ 44,814
Credit Suisse Mortgage Capital Trust
Series 2022-RPL3, Class A1
3.75% 03/25/61
1,5
3,691,067 3,628,230
Credit Suisse Mortgage Capital Trust,
Series 2022-ATH2, Class A1
4.55% 05/25/67
1,5
1,727,287 1,691,958
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB3, Class AF1 (STEP-reset date 02/25/24)
3.38% 12/25/32 426,936 404,498
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB2, Class AF4 (STEP-reset date 02/25/24)
3.07% 12/25/36 329,984 240,258
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(CME Term SOFR 1-Month plus 0.17%)
3.27% 04/25/37
2
94,223 57,873
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A3
(CME Term SOFR 1-Month plus 0.36%)
3.27% 04/25/37
2
1,119,612 624,188
Fannie Mae Connecticut Avenue Securities,
Series 2022-R01, Class 1M1
(SOFR30A plus 1.00%)
6.34% 12/25/41
1,2
854,498 853,290
Fannie Mae Connecticut Avenue Securities,
Series 2023-R08, Class 1M1
(SOFR30A plus 1.50%)
6.84% 10/25/43
1,2
4,013,363 4,015,904
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
5.75% 09/25/34
5
24,777 23,919
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA1, Class M1A
(SOFR30A plus 1.00%)
6.34% 01/25/42
1,2
1,424,428 1,417,259
GCAT Trust,
Series 2021-NQM5, Class A1
1.26% 07/25/66
1,5
3,912,844 3,131,424
GSAA Home Equity Trust,
Series 2005-9, Class M2
(CME Term SOFR 1-Month plus 0.86%)
6.22% 08/25/35
2
2,061,335 2,032,004
GSR Mortgage Loan Trust,
Series 2004-9, Class 5A7
4.67% 08/25/34
5
7,031 6,989
HarborView Mortgage Loan Trust,
Series 2007-7, Class 2A1A
(CME Term SOFR 1-Month plus 2.11%)
6.47% 10/25/37
2
1,370,083 1,276,435
HSI Asset Securitization Corp. Trust,
Series 2005-OPT1, Class M1
(CME Term SOFR 1-Month plus 0.74%)
6.10% 11/25/35
2
84,508 82,870
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2004-AR7, Class A2
(CME Term SOFR 1-Month plus 0.97%)
6.33% 09/25/34
2
$ 6,503 $ 5,489
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
(CME Term SOFR 1-Month plus 0.91%)
6.27% 11/25/34
2
18,814 16,654
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
3.11% 06/25/37
5
464,712 384,742
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A3
6.61% 02/25/28 16,441 16,288
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A4
6.75% 02/25/28 4,377 4,337
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 29,177 29,298
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH1, Class M2
(CME Term SOFR 1-Month plus 0.55%)
5.91% 07/25/36
2
165,604 165,435
JPMorgan Mortgage Trust,
Series 2007-A3, Class 3A2
4.19% 05/25/37
5
90,653 77,825
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
4.38% 01/25/34
5
22,122 21,270
MASTR Adjustable Rate Mortgages Trust,
Series 2007-HF2, Class A1
(CME Term SOFR 1-Month plus 0.73%)
6.09% 09/25/37
2
192,808 190,552
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
6.22% 10/25/32
5
4,053 3,927
MASTR Seasoned Securitization Trust,
Series 2005-1, Class 4A1
6.27% 10/25/32
5
7,938 7,506
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(CME Term SOFR 1-Month plus 0.47%)
5.83% 06/25/37
2
300,420 283,327
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2D
(CME Term SOFR 1-Month plus 0.61%)
5.97% 06/25/37
2
555,168 525,209
Mid-State Trust XI,
Series 11, Class A1
4.86% 07/15/38 237,972 234,095

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
13 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley ABS Capital I Trust,
Series 2004-NC7, Class M2
(CME Term SOFR 1-Month plus 1.04%)
6.40% 07/25/34
2
$ 107,869 $ 108,030
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2005-HE3, Class M5
(CME Term SOFR 1-Month plus 1.15%)
6.51% 07/25/35
2
2,711,427 2,626,560
Nationstar Home Equity Loan Trust,
Series 2007-B, Class 1AV1
(CME Term SOFR 1-Month plus 0.33%)
5.69% 04/25/37
2
579,839 576,391
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
(CME Term SOFR 1-Month plus 0.79%)
6.15% 03/25/35
2
856,900 861,863
New York Mortgage Trust,
Series 2005-3, Class A1
(CME Term SOFR 1-Month plus 0.59%)
5.95% 02/25/36
2
236,426 231,928
PRPM LLC,
Series 2020-4, Class A1 (STEP-reset date 01/25/24)
5.95% 10/25/25
1
1,996,872 1,992,411
PRPM LLC,
Series 2021-11, Class A1 (STEP-reset date 01/25/24)
2.49% 11/25/26
1
1,204,461 1,185,435
PRPM LLC,
Series 2021-6, Class A1 (STEP-reset date 01/25/24)
1.79% 07/25/26
1
1,576,825 1,535,279
PRPM LLC,
Series 2022-3, Class A1 (STEP-reset date 01/25/24)
5.56% 06/25/27
1
1,951,361 1,924,959
RBSSP Resecuritization Trust,
Series 2009-12, Class 17A2
5.41% 10/25/35
1,5
856,311 827,680
Residential Asset Mortgage Products Trust,
Series 2003-SL1, Class A41
8.00% 04/25/31 15,201 12,618
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A7
7.00% 11/25/31 5,801 4,933
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
4.06% 12/25/34
5
11,173 10,081
Saxon Asset Securities Trust,
Series 2007-1, Class A2D
(CME Term SOFR 1-Month plus 0.35%)
5.71% 01/25/47
2
4,231,079 3,923,022
Soundview Home Loan Trust,
Series 2005-OPT4, Class M1
(CME Term SOFR 1-Month plus 0.80%)
6.16% 12/25/35
2
4,500,000 3,778,552
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-15, Class A
5.26% 10/25/34
5
510,797 481,341
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Mortgage Investments II Trust,
Series 2005-AR1, Class A1
(CME Term SOFR 1-Month plus 0.59%)
5.95% 04/19/35
2
$ 254,300 $ 240,220
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A2
(Federal Reserve US 12-Month Cumulative Average plus
1.48%)
3.91% 02/25/36
2
209,144 175,672
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 22A1
4.24% 05/25/36
5
1,504,519 765,880
VOLT XCIX, LLC,
Series 2021-NPL8, Class A1 (STEP-reset date 01/25/24)
2.12% 04/25/51
1
917,084 888,464
VOLT XCVI LLC,
Series 2021-NPL5, Class A1 (STEP-reset date 01/25/24)
2.12% 03/27/51
1
499,101 486,507
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A3
(CME Term SOFR 1-Month plus 1.67%)
7.03% 10/25/45
2
339,917 323,125
62,638,923
U.S. Agency Commercial Mortgage-Backed — 0 .29%
Fannie Mae Pool AN2786
2.76% 09/01/36 46,320 38,956
Fannie Mae Pool BL6060
2.46% 04/01/40 1,160,000 851,931
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ42, Class A1
3.90% 07/25/29 2,017,200 1,965,539
2,856,426
U.S. Agency Mortgage-Backed — 14 .29%
Fannie Mae Pool 253974
7.00% 08/01/31 468 469
Fannie Mae Pool 527247
7.00% 09/01/26 3 3
Fannie Mae Pool 545191
7.00% 09/01/31 352 360
Fannie Mae Pool 545646
7.00% 09/01/26 2 2
Fannie Mae Pool 549740
6.50% 10/01/27 904 937
Fannie Mae Pool 630599
7.00% 05/01/32 1,720 1,776
Fannie Mae Pool 655928
7.00% 08/01/32 1,153 1,200
Fannie Mae Pool 735207
7.00% 04/01/34 577 594
Fannie Mae Pool 735861
6.50% 09/01/33 25,640 26,161

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 14
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 764388
(RFUCCT6M plus 1.38%)
4.76% 03/01/34
2
$ 6,172 $ 6,094
Fannie Mae Pool 776708
5.00% 05/01/34 55,179 56,092
Fannie Mae Pool 844773
(RFUCCT1Y plus 1.56%)
5.81% 12/01/35
2
2,588 2,579
Fannie Mae Pool 889184
5.50% 09/01/36 42,539 43,822
Fannie Mae Pool 890221
5.50% 12/01/33 59,287 60,614
Fannie Mae Pool 939419
(RFUCCT1Y plus 1.27%)
4.64% 05/01/37
2
18,902 18,655
Fannie Mae Pool AL0209
4.50% 05/01/41 172,938 172,736
Fannie Mae Pool CA1710
4.50% 05/01/48 7,339 7,232
Fannie Mae Pool CA1711
4.50% 05/01/48 508,514 501,098
Fannie Mae Pool CA2208
4.50% 08/01/48 6,638 6,541
Fannie Mae Pool CB2430
3.00% 12/01/51 2,267,070 2,003,097
Fannie Mae Pool FM2318
3.50% 09/01/49 870,266 812,977
Fannie Mae Pool FS1598
2.00% 04/01/52 2,992,807 2,444,558
Fannie Mae Pool FS2646
3.00% 06/01/52 3,275,249 2,910,578
Fannie Mae Pool MA1527
3.00% 08/01/33 11,348 10,794
Fannie Mae Pool MA1561
3.00% 09/01/33 632,610 601,712
Fannie Mae Pool MA1608
3.50% 10/01/33 547,717 528,687
Fannie Mae Pool MA3427
4.00% 07/01/33 5,301 5,217
Fannie Mae Pool MA3537
4.50% 12/01/48 458,725 452,040
Fannie Mae Pool MA3811
3.00% 10/01/49 411,808 362,700
Fannie Mae Pool MA4333
2.00% 05/01/41 629,893 541,825
Fannie Mae Pool MA4512
2.50% 01/01/52 2,046,872 1,742,028
Fannie Mae Pool MA4548
2.50% 02/01/52 2,491,551 2,123,335
Fannie Mae REMICS,
Series 2001-52, Class YZ
6.50% 10/25/31 62,647 64,528
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X SOFR30A plus 99.20%, 9.80% Cap)
9.80% 01/25/34
2
1,931 1,951
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2007-64, Class FA
(SOFR30A plus 0.58%)
5.92% 07/25/37
2
$ 27,039 $ 26,936
Fannie Mae REMICS,
Series 2008-50, Class SA (IO)
(-1.00 X SOFR30A plus 5.94%, 6.05% Cap)
0.60% 11/25/36
2
453,778 36,525
Fannie Mae REMICS,
Series 2018-38, Class PA
3.50% 06/25/47 2,854 2,740
Fannie Mae REMICS,
Series 2018-43, Class CT
3.00% 06/25/48 174,158 156,420
Fannie Mae REMICS,
Series 2018-55, Class PA
3.50% 01/25/47 19,398 18,885
Fannie Mae REMICS,
Series 2018-86, Class JA
4.00% 05/25/47 121,872 119,354
Fannie Mae Trust,
Series 2003-W6, Class 5T (IO)
(-1.00 X SOFR30A plus 8.04%, 0.55% Cap)
0.55% 09/25/42
2
5,731,379 103,428
Freddie Mac Gold Pool A25162
5.50% 05/01/34 47,237 48,464
Freddie Mac Gold Pool A33262
5.50% 02/01/35 21,110 21,779
Freddie Mac Gold Pool A68781
5.50% 10/01/37 2,787 2,875
Freddie Mac Gold Pool C03813
3.50% 04/01/42 472,638 448,075
Freddie Mac Gold Pool G01548
7.50% 07/01/32 136,403 144,553
Freddie Mac Gold Pool G01644
5.50% 02/01/34 30,774 31,745
Freddie Mac Gold Pool G02366
6.50% 10/01/36 23,657 24,977
Freddie Mac Gold Pool G08844
5.00% 10/01/48 130,119 130,980
Freddie Mac Gold Pool G15897
2.50% 09/01/31 15,087 14,262
Freddie Mac Gold Pool G16085
2.50% 02/01/32 916,179 866,141
Freddie Mac Gold Pool G16524
3.50% 05/01/33 33,208 32,311
Freddie Mac Gold Pool G16756
3.50% 01/01/34 563,043 547,700
Freddie Mac Gold Pool G18581
2.50% 01/01/31 14,529 13,766
Freddie Mac Pool SD7503
3.50% 08/01/49 2,344,983 2,190,964
Freddie Mac Pool SD8199
2.00% 03/01/52 1,616,857 1,322,378

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
15 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 2174, Class PN
6.00% 07/15/29 $ 10,199 $ 10,261
Freddie Mac REMICS,
Series 3460, Class SA (IO)
(-1.00 X SOFR30A plus 6.09%, 6.20% Cap)
0.75% 06/15/38
2
416,062 31,564
Freddie Mac REMICS,
Series 4030, Class HS (IO)
(-1.00 X SOFR30A plus 6.50%, 6.61% Cap)
1.16% 04/15/42
2
378,526 40,869
Ginnie Mae (TBA)
2.50% 01/20/54 3,900,000 3,415,198
4.50% 01/20/54 13,900,000 13,567,738
5.00% 01/20/54 11,875,000 11,806,605
5.50% 01/20/54 5,100,000 5,133,456
Ginnie Mae I Pool 782810
4.50% 11/15/39 312,557 309,190
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.63% 07/20/34
2
8,467 8,337
Ginnie Mae II Pool MA4454
5.00% 05/20/47 12,220 12,434
Ginnie Mae II Pool MA4511
4.00% 06/20/47 3,058 2,950
Ginnie Mae II Pool MA4588
4.50% 07/20/47 106,717 106,249
Ginnie Mae II Pool MA4589
5.00% 07/20/47 596,286 606,150
Ginnie Mae II Pool MA4838
4.00% 11/20/47 278,754 269,467
Ginnie Mae II Pool MA4901
4.00% 12/20/47 227,297 219,725
Ginnie Mae II Pool MA5399
4.50% 08/20/48 276,686 273,563
Ginnie Mae II Pool MA5530
5.00% 10/20/48 3,324 3,339
Ginnie Mae II Pool MA6030
3.50% 07/20/49 38,123 34,978
Ginnie Mae II Pool MA6080
3.00% 08/20/49 20,194 17,950
Ginnie Mae II Pool MA6209
3.00% 10/20/49 358,185 316,588
UMBS (TBA)
2.00% 01/01/54 1,725,000 1,410,188
2.50% 01/01/54 5,975,000 5,090,887
3.00% 01/01/54 11,600,000 10,262,828
3.50% 01/01/54 375,000 343,820
4.00% 01/01/54 23,125,000 21,874,857
4.50% 01/01/54 27,875,000 27,051,804
5.00% 01/01/54 11,425,000 11,304,502
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
5.50% 01/01/54 $ 5,725,000 $ 5,750,047
141,093,794
Total Mortgage-Backed
(Cost $237,510,952) 232,118,330
MUNICIPAL BONDS — 0 .83% *
California — 0 .01%
Los Angeles Department of Water & Power Power System
Revenue Bonds, Electric Light & Power Improvements,
Series C
5.52% 07/01/27 50,000 51,576
Florida — 0 .05%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series C
4.06% 10/01/31 280,000 266,483
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.50% 10/01/31 245,000 224,685
491,168
Massachusetts — 0 .17%
Commonwealth of Massachusetts Revenue Bonds, Series B
4.11% 07/15/31 1,729,016 1,705,976
Michigan — 0 .07%
University of Michigan Revenue Bonds, Series C
3.48% 04/01/33 750,000 699,184
New York — 0 .53%
City of New York General Obligation, Public Improvements,
Series 2
1.70% 03/01/29 250,000 218,507
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, School Improvements, Series G-3
5.27% 05/01/27 1,465,000 1,493,023
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Series F, Subseries F-3
5.13% 02/01/35 718,000 736,295
5.15% 02/01/36 718,000 736,498
New York State Dormitory Authority Revenue Bonds, Series
C
1.95% 03/15/29 590,000 520,560
New York State Dormitory Authority Revenue Bonds,
University & College Improvements, Series D
5.50% 03/15/30 70,000 71,610
New York State Urban Development Corp. Revenue Bonds,
Transit Improvements, Series B
2.01% 03/15/30 1,630,000 1,407,922
5,184,415

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 16
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
Pennsylvania — 0 .00%
Pennsylvania Economic Development Financing Authority
Revenue Bonds, University of Pittsburgh Medical Center,
Series B
3.20% 11/15/27 $ 40,000 $ 37,741
Total Municipal Bonds
(Cost $8,408,191) 8,170,060
U.S. TREASURY SECURITIES — 41 .19%
U.S. Treasury Notes — 41 .19%
U.S. Treasury Notes
4.25% 12/31/25 21,880,000 21,880,861
4.38% 11/30/28 80,150,000 82,037,908
4.38% 12/15/26 51,310,000 51,829,113
4.88% 11/30/25 3,305,000 3,339,907
4.88% 10/31/28 109,845,000 114,676,464
U.S. Treasury Notes (WI)
3.75% 12/31/28 59,170,000 58,904,197
4.50% 11/15/33 70,575,000 74,114,777
Total U.S. Treasury Securities
(Cost $397,401,677) 406,783,227
Total Bonds — 95 .01%
(Cost $936,337,701)
938,193,915
Issues Shares Value
COMMON STOCK — 0 .05%
Communications — 0 .05%
Intelsat Emergence SA
3,4,6,8
(Luxembourg) 15,282 443,186
Electric — 0 .00%
Homer City Holdings LLC
†,4,6,8
8,014 —
Total Common Stock
(Cost $968,944) 443,186
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 19 .67%
Money Market Funds — 9 .02%
Dreyfus Government Cash Management Fund
5.25%
9
25,487,000 25,487,000
Fidelity Investments Money Market Funds - Government
Portfolio
5.25%
9,10
56,939 56,939
JPMorgan U.S. Government Money Market Fund
5.19%
9
15,000,000 15,000,000
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.27%
9
48,504,000 48,504,000
89,047,939
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
U.S. Agency Discount Notes — 4 .02%
Federal Home Loan Bank
5.30%
11
02/27/24 $ 40,000,000 $ 39,664,946
U.S. Treasury Bills — 6 .63%
U.S. Treasury Bills (WI)
5.49%
11
04/11/24 15,000,000 14,784,125
5.31%
11
04/16/24 50,000,000 49,242,398
5.33%
11
04/04/24 1,500,000 1,479,898
65,506,421
Total Short-Term Investments
(Cost $194,217,386) 194,219,306
Total Investments - 114.73%
(Cost $1,131,524,031) 1,132,856,407
Liabilities in Excess of Other Assets - (14.73)% (145,412,299)
Net Assets - 100.00% $ 987,444,108
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2023.
3
Foreign denominated security issued by foreign domiciled entity.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $2,189,502, which is 0.22% of total net assets.
7
Zero coupon bond. The rate shown is the effective yield as of December 31, 2023.
8
Non-income producing security.
9
Represents the current yield as of December 31, 2023.
10
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $3,338.
11
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to
Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
17 / December 2023
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(GBP): British Pound
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(REIT): Real Estate Investment Trust
(SOFR): Secured Overnight Financing Rate
(SONIA): Sterling Overnight Index Average
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(WI): When Issued
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 535,000 USD 583,139 Bank of America N.A. 01/12/24 $ 8,192
EUR 1,265,000 USD 1,368,924 Citibank N.A. 01/12/24 29,271
EUR 1,201,000 USD 1,302,243 Goldman Sachs International 01/12/24 25,214
62,677
USD 23,225,897 EUR 21,920,000 Citibank N.A. 01/12/24 (1,002,118)
USD 318,340 EUR 297,000 Goldman Sachs International 01/12/24 (9,932)
USD 208,015 EUR 196,000 Bank of America N.A. 01/12/24 (8,622)
USD 1,518,905 GBP 1,243,000 Citibank N.A. 01/12/24 (65,801)
(1,086,473)
NET UNREALIZED DEPRECIATION $ (1,023,796)
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 1,628 03/28/24 $ 335,228,093 $ 3,293,864 $ 3,293,864
U.S. Treasury Five-Year Note 274 03/28/24 29,803,922 614,375 614,375
U.S. Treasury Ten-Year Ultra Bond 176 03/19/24 20,770,750 936,170 936,170
385,802,765 4,844,409 4,844,409
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ultra Bond 93 03/19/24 (12,424,219) (1,140,420) (1,140,420)
Euro-Bund Future 52 03/07/24 (7,882,164) (194,792) (194,792)
Euro-Bobl Future 49 03/07/24 (6,456,370) (80,714) (80,714)
Euro-Schatz Future 6 03/07/24 (706,170) (1,399) (1,399)
(27,468,923) (1,417,325) (1,417,325)
TOTAL FUTURES CONTRACTS $ 358,333,842 $ 3,427,084 $ 3,427,084

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 18
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
19 / December 2023
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2023 is as follows:
INTERMEDIATE BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 89,047,939 $ — $ — $ 89,047,939
U.S. Agency Discount Notes — 39,664,946 — 39,664,946
U.S. Treasury Bills 65,506,421 — — 65,506,421
Long-Term Investments:
Asset-Backed Securities — 43,009,759 1,746,316 44,756,075
Bank Loans — 9,602,749 — 9,602,749
Common Stock — — 443,186 443,186
Corporates — 236,763,474 — 236,763,474
Mortgage-Backed Securities — 232,118,330 — 232,118,330
Municipal Bonds — 8,170,060 — 8,170,060
U.S. Treasury Securities 406,783,227 — — 406,783,227
Other Financial Instruments
*
Assets:
Foreign currency exchange contracts — 62,677 — 62,677
Interest rate contracts 4,844,409 — — 4,844,409
Liabilities:
Foreign currency exchange contracts — (1,086,473) — (1,086,473)
Interest rate contracts (1,417,325) — — (1,417,325)
Total $ 564,764,671 $ 568,305,522 $ 2,189,502 $ 1,135,259,695
*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.

Intermediate Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 20
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2023 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
INTERMEDIATE
BOND FUND
ASSET-BACKED
SECURITIES
COMMON
STOCK
CREDIT
DEFAULT
SWAPS TOTAL
Balance as of
April 1, 2023 $ 1,834,181 $ 396,474 $ 20,902 $ 2,251,557
Accrued discounts/premiums — — (14,988) (14,988)
Realized gain (loss) — — — —
Change in unrealized appreciation (depreciation)* 13,148 46,009 (5,914) 53,243
Purchases — 703 — 703
Sales (101,013) — — (101,013)
Transfers into Level 3** — — — —
Transfers out of Level 3** — — — —
Balance as of
December 31, 2023
$ 1,746,316 $ 443,186 $ — $ 2,189,502
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2023 was $59,157 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2023.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2023, are as follows:
INTERMEDIATE BOND FUND
FAIR VALUE AT
12/31/23
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $1,746,316 Broker Quote Offered Quote $90.44 $90.44 Increase
Common Stock $— Broker Quote Offered Quote $— $— Increase
Common Stock $443,186 Third-Party Vendor Vendor Prices $29.00 $29.00 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.